SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], Ourgame International Holdings Limited [Member]) In Millions, unless otherwise specified	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY
Subsequent Event [Line Items]
Cost of investment	$ 16.4	100.0
Ownership interest	10.00%	10.00%
Number of shares owned	28.6	28.6